Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Quarterly Financial Data (unaudited)

Summarized quarterly financial data, which includes the retrospective reclassification of Oman operations as discontinued operations, is as follows:

	Quarter Ended
	March 31	June 30	September 30	December 31
	(amounts in thousands, except per share data)
	(RESTATED)	(RESTATED)	(RESTATED)
Year ended December 31, 2012
Expenses	$(8,128)	$(7,837)	$(6,694)	$(16,167)
Non-operating loss	(2,279)	(3,085)	(1,734)	(6,832)

Loss from continuing operations before income taxes	(10,407)	(10,922)	(8,428)	(22,999)
Income tax expense (benefit)	(1,220)	(1,022)	1,723	(90)

Loss from continuing operations	(9,187)	(9,900)	(10,151)	(22,909)
Net income from equity affiliate	16,896	22,829	20,299	7,745

Net income (loss) from continuing operations	7,709	12,929	10,148	(15,164)
Loss from discontinued operations	(5,427)	(2,164)	(347)	(6,472)

Net income (loss)	2,282	10,765	9,801	(21,636)
Less: Net income attributable to noncontrolling interest	3,322	4,540	4,050	1,511

Net income (loss) attributable to Harvest	$(1,040)	$6,225	$5,751	$(23,147)

Basic Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.13	$0.23	$0.16	$(0.43)
Discontinued operations	(0.16)	(0.06)	(0.01)	(0.16)

Net income (loss) attributable to Harvest	$(0.03)	$0.17	$0.15	$(0.59)

Diluted Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.12	$0.21	$0.16	$(0.43)
Discontinued operations	(0.14)	(0.06)	(0.01)	(0.16)

Net income (loss) attributable to Harvest	$(0.02)	$0.15	$0.15	$(0.59)

	Quarter Ended
	March 31	June 30	September 30	December 31
	(amounts in thousands, except per share data)
	(RESTATED)	(RESTATED)	(RESTATED)	(RESTATED)
Year ended December 31, 2011
Expenses	$(7,640)	$(11,559)	$(6,933)	$(51,023)
Non-operating loss	(6,363)	(8,294)	3,257	53

Loss from continuing operations before income taxes	(14,003)	(19,853)	(3,676)	(50,970)
Income tax expense	459	260	214	124

Loss from continuing operations	(14,462)	(20,113)	(3,890)	(51,094)
Net income from equity affiliates	18,456	18,284	18,476	18,235

Net income (loss) from continuing operations	3,994	(1,829)	14,586	(32,859)
Income (loss) from discontinued operations	(3,727)	98,281	(390)	(7,919)

Net income (loss)	267	96,452	14,196	(40,778)
Less: Net income attributable to noncontrolling interest	3,419	3,639	3,592	3,527

Net income (loss) attributable to Harvest	$(3,152)	$92,813	$10,604	$(44,305)

Basic Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.01	$(0.16)	$0.32	$(1.07)
Discontinued operations	(0.11)	2.89	(0.01)	(0.23)

Net income (loss) attributable to Harvest	$(0.10)	$2.73	$0.31	$(1.30)

Diluted Earnings (Loss) per Share:
Income (loss) from continuing operations	$0.01	$(0.16)	$0.29	$(1.07)
Discontinued operations	(0.11)	2.89	(0.01)	(0.23)

Net income (loss) attributable to Harvest	$(0.10)	$2.73	$0.28	$(1.30)

As noted above, the amounts per quarter were restated. Presented below are restated quarterly financial statements for each of the three quarters of 2012 and all quarters of 2011.

During 2012, we identified accounting errors subsequent to filing our Quarterly Reports on Form 10-Q for the periods ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012. As discussed in Note 3, in the course of management’s ongoing review and analysis and management’s review of the design and operating effectiveness of internal control over financial reporting, we concluded that there were errors in previously filed financial statements. In the course of our review, management determined that (a) certain warrants issued in 2010 in connection with our $60 million term loan facility (the “Warrants”) were improperly valued at inception and improperly classified as equity instruments rather than liability instruments. As a result of the improper classification of the Warrants, (b) the debt discount and associated interest expense related to the amortization of the debt discount was understated for all periods in which the associated debt was outstanding, and (c) the consolidated statement of operations and comprehensive income (loss) for each reporting period was misstated by the omission of the changes in fair value of the Warrants as a liability instrument. Additionally, (d) certain exploration overhead was incorrectly capitalized to oil and gas properties, which under the successful efforts method of accounting should have been expensed, and (e) certain leasehold maintenance and other costs were improperly capitalized to oil and gas properties, which under the successful efforts method of accounting should have been expensed. Finally, (f) advances to equity affiliate were improperly classified as an operating activity rather than an investing activity and (g) certain costs were improperly classified as an investing activity rather than an operating activity on the consolidated statement of cash flows. As a result of the errors related to the Warrants described above, loss on extinguishment of debt was understated for the quarters ended June 30, 2011, September 30, 2011 and December 31, 2011. Additionally, an error was identified in the calculation of earnings (loss) per diluted share for the three and six months ended June 30, 2011, and an additional error was identified related to the improper expensing of costs associated with debt conversions that should have been recorded to equity for the quarters ended March 31, 2012 and September 30, 2012.

We have restated our segment footnote information to reflect the applicable errors stated above and (a) reclassify noncontrolling interest from United States segment to Venezuela segment, (b) eliminate intrasegment receivables erroneously reported gross of related intrasegment payable, and (c) eliminate intrasegment revenue erroneously reported gross of related intrasegment expense. Such errors impacted the quarterly periods ended March 31, 2011, June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012, and September 30, 2012.

In assessing the severity of the corrections, management determined that the errors were material to the consolidated financial statements as of and for the quarters ended March 31, 2011 June 30, 2011, September 30, 2011, December 31, 2011, March 31, 2012, June 30, 2012 and September 30, 2012. In addition to the errors described above, we have also made corrections for previously identified immaterial errors and errors affecting classification within the consolidated statement of operations and comprehensive income (loss) related to impairment of oil and gas properties and income taxes and the consolidated balance sheets related to income taxes. Management concluded that we should restate our financial statements included in our Quarterly Report on Form 10-Q for the periods ending March 31, 2012, June 30, 2012, and September 30, 2012, and recommended that the Audit Committee authorize such restatement.

Set forth below is a summary of the nature of the errors. Correction explanations are provided following each of the financial statements affected.

	For the Quarters Ended
	March 31 2012	June 30 2012	September 30 2012
	(amounts in thousands, except per share data)
Exploration expense	$(492)	$(430)	$(378)
Unrealized gain (loss) on warrant derivative	432	(1,641)	249
Interest expense	302	—	—
Debt conversion expense	—	—	12
Income tax (expense) benefit	—	596	(597)
Net income from equity affiliate	138	168	67
Loss from discontinued operations	—	(595)	595
Non controlling interest	(28)	(33)	(14)

Net income attributable to Harvest	$352	$(1,935)	$(66)

Basic earnings (loss) per share	$0.01	$(0.05)	$—
Diluted earnings (loss) per share	$0.01	$(0.05)	$—

	For the Quarters Ended
	March 31 2011	June 30 2011	September 30 2011	December 31 2011
	(amounts in thousands, except per share data)
Exploration expense	$(110)	$3,210	$(1,375)	$(600)
Impairment expense	—	(3,335)	—	—
Unrealized gain (loss) on warrant derivative	(2,516)	7,060	4,256	986
Interest expense	(1,341)	(482)	—	—
Loss on early extinguishment of debt	—	(3,450)	—	—
Income tax (expense) benefit	(237)	—	12	(12)
Net income from equity affiliate	(38)	38	—	—
Non controlling interest	8	(8)	—	—

Net income attributable to Harvest	$(4,234)	$3,033	$2,893	$374

Basic earnings (loss) per share	$(0.13)	$0.09	$0.08	$0.01
Diluted earnings (loss) per share	$(0.12)	$0.50	$0.08	$0.01